Eldridge AAA CLO ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 98.3%(a)(b)	Par	Value
Bermuda - 2.2%
OHA Credit Funding, Series 2024-17A, Class A, 5.36% (3 mo. Term SOFR + 1.48%), 04/20/2037	$1,250,000	$1,252,360
RR Ltd., Series 2023-27A, Class A1AR, 5.14% (3 mo. Term SOFR + 1.23%), 10/15/2040	4,000,000	4,002,080
		5,254,440

Cayman Islands – 81.6%(c)
AGL CLO Ltd., Series 2024-33A, Class A1, 5.22% (3 mo. Term SOFR + 1.35%), 07/21/2037	2,815,000	2,823,642
Aimco CDO
Series 2015-AA, Class A1R4, 5.13% (3 mo. Term SOFR + 1.25%), 10/17/2038	3,000,000	3,004,155
Series 2019-10A, Class ARR, 5.27% (3 mo. Term SOFR + 1.41%), 07/22/2037	900,000	901,453
Apidos CLO, Series 2021-37A, Class A, 5.25% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,501,726
ARES CLO
Series 2016-41A, Class AR2, 5.24% (3 mo. Term SOFR + 1.33%), 04/15/2034	900,000	900,975
Series 2020-56A, Class A1R2, 5.11% (3 mo. Term SOFR + 1.25%), 01/25/2038	2,000,000	2,001,382
Series 2021-61A, Class A1R, 5.41% (3 mo. Term SOFR + 1.53%), 04/20/2037	1,500,000	1,504,800
Series 2022-63A, Class A1R, 5.59% (3 mo. Term SOFR + 1.31%), 10/15/2038	5,000,000	5,001,865
Series 2022-ALF3A, Class A1R, 5.13% (3 mo. Term SOFR + 1.27%), 07/25/2036	4,000,000	4,005,372
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 5.09% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	3,997,000
Babson CLO Ltd., Series 2022-4A, Class A1R, 5.24% (3 mo. Term SOFR + 1.36%), 10/20/2037	2,025,000	2,032,711
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 5.26% (3 mo. Term SOFR + 1.40%), 07/25/2037	2,000,000	2,005,204
Series 2020-2A, Class ARR, 5.12% (3 mo. Term SOFR + 1.24%), 07/19/2034	1,800,000	1,802,480
Basswood Park CLO Ltd., Series 2021-1A, Class AR, 4.91% (3 mo. Term SOFR + 1.03%), 04/20/2034	2,026,500	2,027,351
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 5.06% (3 mo. Term SOFR + 1.18%), 04/20/2038	3,750,000	3,747,885
Series 2016-10A, Class A1R3, 5.18% (3 mo. Term SOFR + 1.30%), 07/20/2038	2,830,000	2,833,172
Series 2018-16A, Class A1R2, 5.20% (3 mo. Term SOFR + 1.32%), 01/17/2038	4,500,000	4,503,793
Series 2020-21A, Class A1R2, 5.16% (3 mo. Term SOFR + 1.24%), 01/15/2039	1,000,000	1,001,380
Series 2024-38A, Class A, 5.17% (3 mo. Term SOFR + 1.31%), 01/25/2038	3,000,000	3,007,320
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.95% (3 mo. Term SOFR + 1.07%), 07/18/2034	2,950,000	2,951,507
Carlyle Global Market Strategies
Series 2019-4A, Class A11R, 5.22% (3 mo. Term SOFR + 1.32%), 04/15/2035	3,250,000	3,251,375
Series 2021-4A, Class A1, 5.26% (3 mo. Term SOFR + 1.37%), 04/20/2034	1,200,000	1,201,055
Series 2023-3A, Class A1R, 5.14% (3 mo. Term SOFR + 1.23%), 10/15/2038	3,000,000	3,003,300
Series 2024-2A, Class A, 5.38% (3 mo. Term SOFR + 1.52%), 04/25/2037	2,500,000	2,506,550
CIFC Funding Ltd.
Series 2014-3A, Class A1R, 5.08% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	3,998,000
Series 2017-1A, Class ARR, 5.42% (3 mo. Term SOFR + 1.55%), 04/21/2037	835,000	838,433
Series 2018-2A, Class A1R, 5.25% (3 mo. Term SOFR + 1.37%), 10/20/2037	3,000,000	3,006,630
Series 2018-4A, Class AR, 5.10% (3 mo. Term SOFR + 1.22%), 01/17/2038	2,500,000	2,504,228
Series 2020-4A, Class A1R, 5.21% (3 mo. Term SOFR + 1.30%), 01/15/2040	4,000,000	4,005,920
Series 2022-2A, Class A1R, 4.85% (3 mo. Term SOFR + 0.97%), 04/19/2035	800,000	796,444
Elmwood CLO Ltd.
Series 2020-2A, Class ARR, 5.25% (3 mo. Term SOFR + 1.37%), 10/20/2037	1,500,000	1,505,373
Series 2021-5A, Class AR, 5.27% (3 mo. Term SOFR + 1.36%), 10/15/2037	900,000	902,231
Series 2022-8A, Class AR2, 5.12% (3 mo. Term SOFR + 1.22%), 10/15/2038	1,070,000	1,071,464
Series 2024-12RA, Class AR, 5.22% (3 mo. Term SOFR + 1.34%), 10/20/2037	1,500,000	1,503,854
Series 2024-1A, Class A1, 5.38% (3 mo. Term SOFR + 1.50%), 04/18/2037	1,850,000	1,855,815
Series 2024-3A, Class A, 5.40% (3 mo. Term SOFR + 1.52%), 04/18/2037	1,500,000	1,505,032
Flatiron CLO Ltd., Series 2024-2A, Class A, 5.23% (3 mo. Term SOFR + 1.35%), 10/17/2037	3,000,000	3,008,796
Generate CLO Ltd., Series 2024-17A, Class A1, 5.26% (3 mo. Term SOFR + 1.40%), 10/22/2037	3,000,000	3,010,065
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class AR2, 4.85% (3 mo. Term SOFR + 0.97%), 04/20/2035	1,250,000	1,249,864
Series 2024-22A, Class A, 5.21% (3 mo. Term SOFR + 1.33%), 10/20/2037	3,000,000	3,009,060
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 5.18% (3 mo. Term SOFR + 1.30%), 07/20/2038	3,000,000	3,005,496
KKR CLO Trust, Series 2024-47A, Class A, 5.28% (3 mo. Term SOFR + 1.37%), 01/15/2038	4,000,000	4,013,208
Lakeside Park CLO Ltd., Series 2025-1A, Class A, 5.05% (3 mo. Term SOFR + 1.15%), 04/15/2038	2,000,000	1,999,918
Madison Park Funding Ltd.
Series 2018-30A, Class A1R, 5.25% (3 mo. Term SOFR + 1.36%), 07/16/2037	3,000,000	3,008,991
Series 2019-34A, Class A1RR, 5.26% (3 mo. Term SOFR + 1.37%), 10/16/2037	2,000,000	2,007,466
Series 2022-62A, Class A1R2, 5.19% (3 mo. Term SOFR + 1.30%), 07/16/2038	2,000,000	2,003,694
Series 2024-67A, Class A1, 5.37% (3 mo. Term SOFR + 1.51%), 04/25/2037	1,300,000	1,302,048
Magnetite CLO Ltd.
Series 2023-34A, Class A1R, 5.04% (3 mo. Term SOFR + 1.14%), 01/15/2038	2,100,000	2,100,729
Series 2023-37A, Class A1R, 5.10% (3 mo. Term SOFR + 1.20%), 10/25/2038	2,500,000	2,499,995
Series 2024-40A, Class A1, 5.35% (3 mo. Term SOFR + 1.45%), 07/15/2037	2,000,000	2,005,726
Series 2024-44A, Class A1, 5.26% (3 mo. Term SOFR + 1.35%), 10/15/2037	2,750,000	2,759,130
Neuberger Berman CLO Ltd.
Series 2019-31A, Class AR2, 5.11% (3 mo. Term SOFR + 1.23%), 01/20/2039	3,000,000	3,003,375
Series 2020-36RA, Class A, 5.55% (3 mo. Term SOFR + 1.27%), 07/20/2039	3,500,000	3,507,983
Series 2020-39A, Class A1R, 5.41% (3 mo. Term SOFR + 1.53%), 04/20/2038	1,250,000	1,254,320
Series 2021-43A, Class AR, 4.93% (3 mo. Term SOFR + 1.05%), 07/17/2036	900,000	900,937
Series 2024-59A, Class A1, 5.15% (3 mo. Term SOFR + 1.29%), 01/23/2039	2,000,000	2,005,200
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.21% (3 mo. Term SOFR + 1.34%), 11/26/2037	2,060,000	2,065,210
Series 2019-17A, Class AR2, 5.28% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,010,947
Series 2021-22A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,005,466
Octagon Investment Partners Ltd.
Series 2016-1A, Class A1R2, 5.30% (3 mo. Term SOFR + 1.42%), 07/18/2037	2,000,000	2,004,668
Series 2020-3A, Class A1R2, 5.27% (3 mo. Term SOFR + 1.36%), 01/15/2038	2,950,000	2,951,915
Series 2021-1A, Class AR, 4.96% (3 mo. Term SOFR + 1.07%), 10/15/2034	1,790,000	1,790,530
OHA Credit Funding
Series 2020-5A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 10/18/2037	3,000,000	3,005,298
Series 2021-10RA, Class A1, 5.54% (3 mo. Term SOFR + 1.26%), 07/18/2037	2,500,000	2,503,415
OHA Credit Partners Ltd., Series 2021-16A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 10/18/2037	4,225,000	4,231,988
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R2, 5.10% (3 mo. Term SOFR + 1.25%), 08/14/2038	4,000,000	4,003,180
Series 2021-1A, Class A1AR, 5.03% (3 mo. Term SOFR + 1.15%), 04/20/2038	3,300,000	3,302,270
Series 2024-2A, Class A1, 5.28% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,011,598
Series 2024-3A, Class A, 5.23% (3 mo. Term SOFR + 1.35%), 07/20/2037	1,500,000	1,505,875
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 5.07% (3 mo. Term SOFR + 1.16%), 04/15/2038	1,500,000	1,497,746
Series 2024-4A, Class A1, 5.18% (3 mo. Term SOFR + 1.32%), 01/25/2038	4,000,000	4,006,724
Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 5.18% (3 mo. Term SOFR + 1.30%), 07/20/2038	4,200,000	4,209,152
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.26% (3 mo. Term SOFR + 1.36%), 10/15/2039	1,500,000	1,503,642
Sixth Street CLO
Series 2019-13A, Class A1R2, 5.09% (3 mo. Term SOFR + 1.22%), 01/21/2038	2,000,000	1,999,932
Series 2021-17A, Class A1R, 5.03% (3 mo. Term SOFR + 1.15%), 04/17/2038	5,000,000	4,996,225
Series 2024-25A, Class A, 5.35% (3 mo. Term SOFR + 1.48%), 07/24/2037	3,250,000	3,258,791
Series 2024-27A, Class A, 5.22% (3 mo. Term SOFR + 1.34%), 01/17/2038	1,000,000	1,003,982
TICP CLO Ltd., Series 2018-11A, Class AR, 5.39% (3 mo. Term SOFR + 1.53%), 04/25/2037	3,000,000	3,006,894
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.26% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,506,817
		197,049,143

Jersey – 14.1%
AGL CLO Ltd., Series 2022-20A, Class A1R, 5.25% (3 mo. Term SOFR + 1.37%), 10/20/2037	2,650,000	2,657,701
Apidos CLO
Series 2022-40A, Class AR, 5.25% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,504,205
Series 2024-48A, Class A1, 5.30% (3 mo. Term SOFR + 1.44%), 07/25/2037	3,000,000	3,010,950
ARES CLO, Series 2023-ALF4A, Class A1R, 5.14% (3 mo. Term SOFR + 1.23%), 10/15/2038	2,000,000	2,002,058
Bain Capital Credit CLO Series 2022-4A, Class A1R, 5.27% (3 mo. Term SOFR + 1.38%), 10/16/2037	2,000,000	2,005,678
Series 2024-2A, Class A1, 5.43% (3 mo. Term SOFR + 1.52%), 07/15/2037	3,000,000	3,011,229
Benefit Street Partners CLO Ltd., Series 2022-28A, Class AR, 5.23% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,008,616
Birch Grove CLO, Series 2024-8A, Class A1, 5.51% (3 mo. Term SOFR + 1.63%), 04/20/2037	1,140,000	1,144,883
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.23% (3 mo. Term SOFR + 1.36%), 10/21/2037	2,000,000	2,007,182
Goldentree Loan Opportunities Ltd., Series 2023-17A, Class AR, 5.16% (3 mo. Term SOFR + 1.28%), 01/20/2039	5,000,000	5,019,570
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.22% (3 mo. Term SOFR + 1.35%), 10/24/2038	2,500,000	2,506,180
OCP CLO Ltd., Series 2024-36A, Class A1, 5.25% (3 mo. Term SOFR + 1.36%), 10/16/2037	2,200,000	2,204,637
Palmer Square CLO Ltd., Series 2022-3A, Class A1R, 5.23% (3 mo. Term SOFR + 1.35%), 07/20/2037	3,000,000	3,006,567
		34,089,456
United States – 0.4%
Clover CLO, Series 2020-1A, Class A1RR, 5.29% (3 mo. Term SOFR + 1.39%), 07/15/2037	1,000,000	1,002,987

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $237,345,485)		237,396,026

TOTAL INVESTMENTS - 98.3% (Cost $237,345,485)		237,396,026
Money Market Deposit Account - 1.0% (d)		2,498,032
Other Assets in Excess of Liabilities - 0.7%		1,540,079
TOTAL NET ASSETS - 100.0%		$241,434,137

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $237,396,026 or 98.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of November 30, 2025 was 3.61%.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Eldridge AAA CLO ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Collateralized Loan Obligations	$–	$237,396,026	$–	$237,396,026
Total Investments in Securities	$–	$237,396,026	$–	$237,396,026

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended November 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.